Commitments	12 Months Ended
Feb. 28, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments

10.	Commitments

On September 17, 2009 the Company entered into an office rent agreement for the period from November 1, 2009 to October 31, 2010 at monthly rate of $3,355. The Company shares the office space and rent fees equally with two related parties. The agreement was renewed for one year at $3,690 per month for the duration of November 1, 2010 to October 31, 2011 and further extended to October 31, 2012 at $1,970 per month. The office rent agreement was not renewed and terminated on October 31, 2012.